VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Jun. 30, 2014
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES [Abstract]
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Dollars in millions)

Column A	Column B	Column C	Column D		Column E
		Additions	Deductions
Description	Balance at beginning of period	Charged to costs and expenses	Credited to costs and expenses	Credited to other accounts	Balance at end of period
Allowance for doubtful accounts
Year ended June 30, 2014	$(5)	$-	$2	$-	$(3)
Year ended June 30, 2013	(7)	-	2	-	(5)
Year ended June 30, 2012	(5)	(3)	1	-	(7)
LIFO allowance
Year ended June 30, 2014	$(40)	$-	$3	$1	$(36)
Year ended June 30, 2013	(37)	(3)	-	-	(40)
Year ended June 30, 2012	(29)	(8)	-	-	(37)
Valuation allowance on deferred tax assets
Year ended June 30, 2014	$(36)	$(25)	$-	$10	$(51)
Year ended June 30, 2013	(20)	(16)	-	-	(36)
Year ended June 30, 2012	(14)	(6)	-	-	(20)
Allowance for inventory obsolescence
Year ended June 30, 2014	$(11)	$(13)	$-	$10	$(14)
Year ended June 30, 2013	(10)	(12)	-	11	(11)
Year ended June 30, 2012	(11)	(13)	-	14	(10)